Borrowings - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1],[2]
Disclosure of detailed information about borrowings [line items]
Net foreign exchange gain/(loss)	¥ (1,477)	¥ (1,853)	[1]	¥ 1,801
Southern Airlines Group Finance Co., Ltd [member]
Disclosure of detailed information about borrowings [line items]
Loan received from related party	¥ 4,720	¥ 500
Short-term borrowings [member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.70%	3.92%
Short-term borrowings [member] | Southern Airlines Group Finance Co., Ltd [member]
Disclosure of detailed information about borrowings [line items]
Loan received from related party	¥ 800	¥ 0

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).